Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (62,100,000)	$ (60,100,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	24,500,000	23,700,000
Amortization of debt discounts and issuance costs	2,500,000	2,300,000
Amortization of deferred commissions costs	11,100,000	2,100,000
Loss on early extinguishment of debt	14,900,000	9,400,000
Deferred consideration valuation adjustments	1,400,000	700,000
Equity-based compensation expense	75,800,000	11,600,000
Deferred income taxes	(18,500,000)	(6,700,000)
Provision for bad debt expense	900,000	400,000
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	700,000	(13,200,000)
Prepaid expenses and other current assets	(400,000)	(1,000,000.0)
Deferred costs and other assets	(14,500,000)	(9,000,000.0)
Income tax receivable	(200,000)	200,000
Related party receivable	(700,000)	500,000
Accounts payable	1,900,000	2,800,000
Accrued expenses and other liabilities	3,400,000	1,900,000
Unearned revenue	12,900,000	43,300,000
Net cash provided by (used in) operating activities	53,600,000	8,900,000
Cash flows from investing activities:
Purchases of property and equipment and other assets	(8,200,000)	(6,200,000)
Cash paid for acquisitions, net of cash acquired	0	(714,900,000)
Net cash provided by (used in) investing activities	(8,200,000)	(721,100,000)
Cash flows from financing activities:
Payments of debt issuance costs	(1,000,000.0)	(16,700,000)
Repurchase outstanding equity / member units	(332,400,000)	(11,900,000)
Payments of deferred consideration	(24,000,000.0)	(300,000)
Distributions to members	(6,800,000)	(13,400,000)
Proceeds from equity offering, net of underwriting discounts	1,019,600,000	200,200,000
Payments of IPO issuance costs	(7,200,000)	0
Proceeds from debt	35,000,000.0	1,220,800,000
Repayment of debt	(510,900,000)	(645,400,000)
Net cash provided by (used in) financing activities	172,300,000	733,300,000
Net increase (decrease) in cash, cash equivalents, and restricted cash	217,700,000	21,100,000
Cash, cash equivalents, and restricted cash at beginning of year	42,500,000	9,000,000.0	$ 9,000,000.0
Cash, cash equivalents, and restricted cash at end of year	260,200,000	30,100,000	42,500,000	$ 9,000,000.0
Supplemental disclosures of cash flow information
Interest paid in cash	47,100,000	47,700,000
Supplemental disclosures of non-cash investing and financing activities:
Deferred and variable consideration from acquisition of a business	0	33,200,000
Accrued unit repurchases	4,200,000	0
DiscoverOrg Holdings
Cash flows from operating activities:
Net income (loss)			(78,000,000.0)	(28,600,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization			48,700,000	17,300,000
Amortization of debt discounts and issuance costs			4,900,000	1,800,000
Amortization of deferred commissions costs			9,200,000	1,500,000
Asset impairments			1,100,000	0
Loss on early extinguishment of debt			9,400,000	0
Deferred consideration valuation adjustments			1,800,000	0
Equity-based compensation expense			25,100,000	32,700,000
Deferred income taxes			(7,200,000)	(3,000,000.0)
Paid-in-kind (PIK) accrued interest			0	16,400,000
Provision for bad debt expense			800,000	600,000
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable			(34,500,000)	(8,900,000)
Prepaid expenses and other current assets			(3,200,000)	600,000
Deferred costs and other assets			(27,800,000)	(3,300,000)
Income tax receivable			(1,900,000)	1,900,000
Related party receivable			800,000	300,000
Accounts payable			5,100,000	(300,000)
Accrued expenses and other liabilities			18,200,000	(200,000)
Unearned revenue			71,900,000	15,000,000.0
Net cash provided by (used in) operating activities			44,400,000	43,800,000
Cash flows from investing activities:
Purchases of property and equipment and other assets			(13,600,000)	(4,600,000)
Cash paid for acquisitions, net of cash acquired			(723,100,000)	(8,500,000)
Net cash provided by (used in) investing activities			(736,700,000)	(13,100,000)
Cash flows from financing activities:
Payments on long-term debt			(649,800,000)	(3,700,000)
Proceeds from long-term debt			1,220,800,000	67,300,000
Payments of debt issuance costs			(16,700,000)	(100,000)
Repurchase outstanding equity / member units			(11,900,000)	0
Proceeds from preferred unit offering, net of transaction costs			200,200,000	0
Payments of deferred consideration			(300,000)	0
Distributions to members			(16,500,000)	(93,400,000)
Net cash provided by (used in) financing activities			725,800,000	(29,900,000)
Net increase (decrease) in cash, cash equivalents, and restricted cash			33,500,000	800,000
Cash, cash equivalents, and restricted cash at beginning of year	$ 42,500,000	$ 9,000,000.0	9,000,000.0	8,200,000
Cash, cash equivalents, and restricted cash at end of year			42,500,000	9,000,000.0
Supplemental disclosures of cash flow information
Interest paid in cash			95,000,000.0	40,200,000
Supplemental disclosures of non-cash investing and financing activities:
Deferred and variable consideration from acquisition of a business			33,400,000	1,100,000
Accrued unit repurchases			$ 5,600,000	$ 0